Property and equipment	12 Months Ended
Dec. 31, 2021
Property and equipment [abstract]
Property and equipment
9

Property and equipment
Property and equipment by type
in EUR million
2021 2020
Property in own use
702 745
Equipment:
- Data processing equipment
207 281
- Other equipment
493 561
Right- of- use assets:
- ROU property
1,009 1,129
- ROU cars
83 89
- ROU other leases 21 38
2,515 2,841
Changes in property and equipment
Property in own use Equipment Right-of-use assets Total
in EUR million 2021 2020 2021 2020 2021 2020 2021 2020
Opening balance 745 757 842 940 1,255 1,476 2,841 3,172
Additions 9 10 175 277 164 134 348 421
Transfers -5 57 1 -42 -20 -4 -24 11
Depreciation -15 -12 -287 -291 -271 -275 -573 -578
Impairments -10 -8 -8 -9 -15 -35 -33 -52
Reversals of impairments 6 9 0 0 1 0 7 9
Remeasurements 17 20 6 8 24 28
Disposals -24 -63 -15 -12 -10 -14 -49 -89
Exchange rate differences -21 -24 -7 -22 4 -35 -25 -81
Closing balance 702 745 699 842 1,113 1,255 2,515 2,841
Costprice
910 948 3,581 3,786 1,738 1,737 6,229 6,472
Accumulated depreciation
-373 -378 -2,871 -2,940 -644 -492 -3,888 -3,810
Accumulated impairments
-134 -135 -10 -5 -29 -36 -173 -175
Accumulated revaluation surplus
299 310 299 310
Accumulated remeasurement
48 45 48 45
Net carrying value
702 745 699 842 1,113 1,255 2,515 2,841
Right-of-use assets relate to leased land and buildings, cars, data-processing equipment and other leases. ING considers valuations from third party experts in determining the fair values of property in own use.
Property in own use purchase costs amounted to EUR 910

million (2020: EUR
948

million). Cost or the purchase
price less accumulated depreciation and impairments would have been EUR 403 million (2020: EUR
435

million)
had property in own use been valued at cost instead of at fair value.
The reported impairment losses of EUR 33

million (2020: EUR
52

million) mainly result from anticipation of a
change in the post-pandemic way of working and phasing out of activities.